Capital and Other Components of Equity - Summary of Changes in Value of Equity (Details) - $ / shares				12 Months Ended
	May 16, 2023	Jan. 12, 2023	Oct. 11, 2022	Mar. 31, 2023	Mar. 31, 2022
Class Of Warrant Or Right [Line Items]
Warrants outstanding, Weighted average exercise price	$ 0.33	$ 0.53	$ 1.62	$ 2.90
Number of warrants outstanding, beginning balance				1,925,929	497,355
Number of warrants issued		850,000	3,208,557	11,158,166	1,428,574
Number of warrants exercised				1,173,970
Number of warrants outstanding, ending balance				11,412,770	1,925,929
Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding, Weighted average exercise price				$ 325.34	$ 325.34
Issued, Weighted average exercise price				0.08	0.0035
Reclassification from liability related to warrants, Weighted average exercise price				78.75
Exercised, Weighted average exercise price				0.0001	0.0035
Warrants outstanding, Weighted average exercise price				123.11	325.34
Warrants exercisable, Weighted average exercise price				$ 123.11	$ 325.34
Number of warrants outstanding, beginning balance				176,429	176,429
Number of warrants issued				756,637	185,715
Number of warrants, Reclassification from liability related to warrants				497,355
Number of warrants exercised				(645,526)	(185,715)
Number of warrants outstanding, ending balance				784,895	176,429
Number of warrants exercisable				784,895	176,429